CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	¥ 645,593,000	¥ 901,573,000	¥ 869,050,000
Cost of sales and services rendered	(376,092,000)	(356,796,000)	(275,948,000)
Gross profit	269,501,000	544,777,000	593,102,000
Selling expenses	(404,683,000)	(510,608,000)	(413,068,000)
General and administrative expenses	(206,971,000)	(230,646,000)	(196,329,000)
Finance income	113,000	1,185,000	388,000
Finance costs	(27,230,000)	(29,189,000)	(24,293,000)
Other gains, net	6,074,000	600,000	18,669,000
Fair value gain of convertible redeemable preferred shares			136,656,000
Fair value loss of convertible note	(4,240,000)	(1,599,000)	(5,193,000)
Fair value gain of exchangeable note liabilities			45,274,000
Fair value gain of derivative financial instrument			301,000
Impairment of non-current assets	(313,959,000)	(32,969,000)	(1,405,000)
Share of (losses)/profits of investments accounted for using the equity method	81,000	(1,043,000)	(1,738,000)
Profit/(loss) before income tax	(681,314,000)	(259,492,000)	152,364,000
Income tax (expense)/credit	11,798,000	12,587,000	(14,036,000)
Profit/(loss) for the year	(669,516,000)	(246,905,000)	138,328,000
Items that may be subsequently reclassified to profit or loss
Currency translation differences	574,000	(731,000)	672,000
Total other comprehensive income/(loss) for the year, net of tax	574,000	(731,000)	672,000
Total comprehensive income/(loss) for the year	(668,942,000)	(247,636,000)	139,000,000
Profit/(loss) attributable to:
Owners of the Company	(586,619,000)	(235,479,000)	136,309,000
Non-controlling interests	(82,897,000)	(11,426,000)	2,019,000
Profit/(loss) for the year	¥ (669,516,000)	¥ (246,905,000)	¥ 138,328,000
Earnings/(loss) per share for profit/(loss) attributable to owners of the Company (in RMB per share)
Basic	¥ (8.89)	¥ (3.61)	¥ 2.96
Diluted	¥ (8.89)	¥ (3.61)	¥ (0.78)
Total comprehensive income/(loss) attributable to:
Owners of the Company	¥ (586,045,000)	¥ (236,210,000)	¥ 136,981,000
Non-controlling interests	(82,897,000)	(11,426,000)	2,019,000
Total comprehensive income/(loss) for the year	¥ (668,942,000)	¥ (247,636,000)	¥ 139,000,000